Related Party Transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions [Line Items]
Rental income	$ 49,748	$ 67,232
Huadi [Member]
Related Party Transactions [Line Items]
Annual rent amounted	27,337	29,182
Rental income	12,131	15,632
Advance balance	20,616	20,054
Huadi Material [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party		368,424
Advance balance		1,008,567
Sale of total related party materials		7,341
Taizhou Huadi [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party	$ 2,769,266	$ 1,832